SUPPLEMENTAL CASH FLOW INFORMATION	12 Months Ended
Dec. 31, 2020
Cash Flow Information [Abstract]
SUPPLEMENTAL CASH FLOW INFORMATION [Text Block]

10. SUPPLEMENTAL CASH FLOW INFORMATION

a. Non-cash working capital items

For the year ended December 31,	2020	2019
	$	$
Change in other assets	(329,382)	(3,298)
Change in accrued interest	—	5,161
Change in accounts payable and accrued liabilities related to operations	140,819	(3,599)

CHANGE IN NON-CASH WORKING CAPITAL ITEMS	(188,509)	(1,736)

b. Non-cash investing activities

During the year ended December 31, 2019, the Company issued 3 million common shares with a fair market value of $2,760,000 with respect to its acquisition of the Canadian Creek property.